Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Exceptional items
Average number of employees	1,140	1,112	1,035
Number of temporary staff during Matchdays	2,875	2,517	1,045
Football - men's and women's players
Exceptional items
Average number of employees	136	131	124
Football - technical and coaching
Exceptional items
Average number of employees	193	192	189
Commercial
Exceptional items
Average number of employees	170	160	151
Media
Exceptional items
Average number of employees	111	104	94
Administration and other
Exceptional items
Average number of employees	530	525	477